Revenue recognition	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Revenue Recognition and Deferred Revenue [Abstract]
Revenue recognition

11.	Revenue recognition
Disaggregation of Revenue
The following table summarizes the disaggregation of revenue by major product and service (in thousands):

Table 11.1. Revenue by Product and Service
	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024
Reserve income	$634,274	$423,263	$1,192,185	$782,902
Other revenue
Subscription and services	17,784	5,000	36,495	6,001
Transaction revenue	5,825	226	7,451	644
Other	195	1,541	520	5,577
Total other revenue	$23,804	$6,767	$44,466	$12,222

Total revenue and reserve income	$658,078	$430,030	$1,236,651	$795,124

Reserve income
All Circle stablecoins issued and outstanding are fully backed by equivalent amounts of fiat currency denominated assets held in segregated reserve accounts. The Company earns interest and dividends on assets held in reserve accounts, which include cash balances held at banks and investments in the Circle Reserve Fund. Interest income is recognized under the effective interest method, and dividend income from the Circle Reserve Fund is recognized on the declaration date.
Other revenue
Other revenue generally consists of revenues generated from services that increase the utility of Circle stablecoins and related transactions. The components of other revenue primarily includes revenues from subscription and services, transaction revenues, and other revenues.
Subscription and services consist of customer agreements where recurring revenue is generated from integration and maintenance services, fund management, time-based access, and user-based licensing. Payment for services received at the inception of the customer agreements in the form of digital assets is

measured at fair value at the contract inception. Refer to the Digital assets discussion above regarding subsequent accounting for digital assets. Revenues from subscription contracts and maintenance services are recognized over time as the services are delivered. Revenues from integration services contracts which have specific performance obligations are recognized at the point in time when delivery of the services are completed and accepted by the customer. The Company receives fees associated with the management of USYC in the form of performance fees. Performance fees represent variable consideration and are recognized as revenue when the Company is entitled to such fees and significant reversals of such fees are not probable.
Transaction revenue is generated from usage-based, volume-based, or event-driven transactions. This includes fees associated with the redemption of Circle stablecoins and USYC, blockchain rewards revenue and use of Circle infrastructure in facilitating digital asset transactions. Transaction revenue contracts constitute a series of distinct processing services that the Company stands ready to provide to the customers over the contract period. The transaction price for these services is variable based on the number or volume of transactions processed, and consideration is allocated to the distinct service that forms part of its single performance obligation to provide such services. Revenue is recognized at the point in time as the performance obligation is met. The Company incurs expenses to assist in fulfilling obligations to process transactions. The Company acts as the principal in providing services to customers and, therefore, recognizes associated revenue and expenses on a gross basis.
Other revenues is primarily generated from fees associated with certain non-recurring services and discontinued legacy products. Such customer contracts typically have one performance obligation and revenue is recognized at the point in time the services are provided.
Deferred Revenue
Deferred revenue represents consideration received that is yet to be recognized as revenue. The changes in our deferred revenue are reflected in the following table (in thousands):

Table 11.2. Changes in Deferred Revenue
Balance at December 31, 2024	$13,390
Deferred revenue billed in the current period, net of recognition	10,413
Revenue recognized that was included in the beginning period	(15,296)

Balance at June 30, 2025	$8,507

Balance at December 31, 2023	$2,499
Deferred revenue billed in the current period, net of recognition	106
Revenue recognized that was included in the beginning period	(2,439)

Balance at June 30, 2024	$166

12. Revenue recognition
Disaggregation of Revenue
The following table summarizes the disaggregation of revenue by major product and service (in thousands):
Table 12.1. Revenue by Product and Service

	Year ended December 31,
	2024	2023	2022
Reserve income	$1,661,084	$1,430,606	$735,885
Other revenue:
Transaction services	$6,013	$9,896	$21,885
Treasury services	—	—	7,509

	Year ended December 31,
	2024	2023	2022
Integration services	6,000	6,990	1,022
Other	3,156	2,974	5,751

Total other revenue	15,169	19,860	36,167

Total revenue and reserve income from continuing operations	$1,676,253	$1,450,466	$772,052

Reserve income
All Circle stablecoins issued and outstanding are fully backed by equivalent amounts of fiat currency denominated assets held in segregated reserve accounts. The Company earns interest and dividends on assets held in reserve accounts, which include cash balances held at banks, investments in available-for-sale debt securities and investments in the Circle Reserve Fund. Interest income is recognized under the effective interest method, and dividend income from the Circle Reserve Fund is recognized on the declaration date.
Other revenue
Other revenue generally consists of revenues generated from services that increase the utility of Circle stablecoins and related transactional or wallet infrastructure. The components of other revenue primarily includes revenues from transaction services, integration services and other revenues.
Transaction services relate to the processing of Circle stablecoin native payments, payouts to sellers, vendors or end-users as well as ledger management and facilitating digital asset transactions. Transaction services contracts constitute a series of distinct payment processing services that Circle stands ready to provide to the customers over the contract period. The transaction price for these services is entirely variable based on the number of transactions processed, and consideration is allocated to the distinct service that forms part of its single performance obligation to provide payment processing services. Revenue is recognized over time as the performance obligation is met. The Company incurs expenses to assist in fulfilling obligations to process payment transactions. The Company acts as the principal in providing transaction services to customers and, therefore, recognizes associated revenue and expenses on a gross basis.
Integration services relate to the implementation of Circle stablecoins on public blockchains. Payment for integration services received at the inception of the contract in the form of digital assets is measured at fair value at the contract inception. Refer to the Digital assets discussion above regarding subsequent accounting for digital assets. Integration services contracts typically have one performance obligation, and revenue is recognized at a point in time when the technical implementation is complete.
Other revenues are primarily generated from Developer Services. Developer Services provide customers with a suite of tools to securely custody digital assets, develop applications with Circle Wallets, enable custom transaction workflows and enhance operational efficiency. Revenue is earned primarily through subscription fee contracts that typically have one performance obligation provided and is satisfied over the contractual life of the agreement. In certain instances, customers prepay their monthly subscription by paying annually or quarterly. In those instances, the Company recognizes revenue over the life of the contract.

Deferred Revenue
Deferred revenue represents consideration received that is yet to be recognized as revenue. The changes in our deferred revenue are reflected in the following table (in thousands):
Table 12.2. Changes in Deferred Revenue

Balance at December 31, 2023	$2,499
Deferred revenue billed and acquired in the current period, net of recognition	13,390
Revenue recognized that was included in the beginning period	(2,499)

Balance at December 31, 2024	$13,390
Balance at December 31, 2022	$3,155
Deferred revenue billed and acquired in the current period, net of recognition	2,499
Revenue recognized that was included in the beginning period	(3,155)

Balance at December 31, 2023	$2,499